Summary of Significant Accounting Policies (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2019
Accounting Policies [Abstract]
Cash equivalents
Antidilutive securities excluded from computation of earnings per share	25,142,587,619	7,209,000,000	5,309,000,000	2,813,000,000